UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814


13F File Number:  028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:

  /s/ Gavin M. Abrams          Bethesda, Maryland           May 17, 2010
-----------------------     ------------------------     ------------------
      [Signature]                [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        12

Form 13F Information Table Value Total:  $459,601
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number      Name
---      --------------------      ----------------------------
 1.       028-11159                 Abrams Bison Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5          COLUMN 6     COL 7         COLUMN 8

                                TITLE                   MARKET    SHRS OR   SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP       VALUE     PRN AMT   PRN  CALL   DISCRETION   MNGRS     SOLE     SHARED  NONE
--------------                 --------   ----------   --------  ---------  ---  ----   ----------   -----   ---------  ------  ----
AON CORP                       COM         037389103    74,743   1,750,000   SH            SOLE      NONE    1,750,000
AUTOZONE INC                   COM         053332102    27,694     160,000   SH            SOLE      NONE      160,000
DELL INC                       COM         24702R101    39,803   2,650,000   SH            SOLE      NONE    2,650,000
FIRST AMERN CORP CALIF         COM         318522307    15,066     445,225   SH            SOLE      NONE      445,225
GENERAL DYNAMICS CORP          COM         369550108    62,532     810,000   SH            SOLE      NONE      810,000
GOODRICH CORP                  COM         382388106    20,803     295,000   SH            SOLE      NONE      295,000
HASBRO INC                     COM         418056107    45,936   1,200,000   SH            SOLE      NONE    1,200,000
HEIDRICK & STRUGGLES INTL IN   COM         422819102    36,439   1,300,000   SH            SOLE      NONE    1,300,000
INTERVAL LEISURE GROUP INC     COM         46113M108     5,395     370,570   SH            SOLE      NONE      370,570
PFIZER INC                     COM         717081103    19,723   1,150,000   SH            SOLE      NONE    1,150,000
PIONEER NAT RES CO             COM         723787107    68,576   1,217,616   SH            SOLE      NONE    1,217,616
RENAISSANCERE HOLDINGS LTD     COM         G7496G103    42,891     755,657   SH            SOLE      NONE      755,657






SK 02802 0001 1094176